STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Apr. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,721,594)	$ (560,924)	$ (1,669,699)	$ (185,381)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount on convertible unsecured promissory notes	4,996	3,756	12,954	4,010
Amortization of debt discount on convertible secured promissory notes	240,434		135,579	0
Issuance of common stock to consultants for services		191,250	191,250	0
Issuance of warrants to consultants for services		98,781	98,781	0
Settlement expense	(121,216)	55,000	55,000	0
Amortization of debt discount on notes payable	3,075
Late fee on convertible promissory note in default			1,750
Conversion fees on convertible unsecured promissory notes	3,500		0	3,750
Write off of stadium lease deposit			5,000	0
Write off of prepaid investor relation fees	52,500
Accretion of put premium liability	158,153	67,333	96,948	51,692
Gain from change in fair value of conversion option liability	(21,213)	(20,736)	(10,995)	(405,757)
Depreciation expense	25,154	0
Changes in operating assets and liabilities:
Prepaid fees	668		(668)	0
Accounts receivable	3,802
Deposits	(101,366)		0	90
Accounts payable	1,326,773	10,216	98,817	90,438
Accounts payable - related parties	(2,571)	11,200	33,000	109,250
Accrued expenses	(6,559)	5,596	27,755	21,565
Bank overdraft	710
Accrued interest	63,474	26,659	112,609	92,360
Subscription payable	40,000
Deferred revenue	(3,802)
Accrued interest - related party	1,386	1,386	5,500	4,645
Accrued payroll	102,274		25,726
Net cash used in operating activities	(1,951,422)	(110,483)	(780,693)	(213,518)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of football equipment	(76,268)		(460,910)	0
Trademark filing fees			(500)	0
Net cash used in investing activities	(76,268)		(461,410)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible unsecured promissory notes, net of issue costs	202,000	95,000	147,000	90,000
Proceeds from issuance of convertible secured promissory notes, net of issue costs	468,760		874,680	0
Proceeds from issuance of note payable - related party	148,800		0	30,000
Repayment of note payable	(5,000)		(30,000)
Repayment of convertible secured promissory note			(235,000)	0
Repayment of convertible unsecured promissory note	(5,000)		(12,500)	0
Proceeds from common stock issuable			0	1,000
Proceeds from sale of common stock, net of offering costs	549,800		1,151,326	108,500
Net cash provided by financing activities	1,359,360	95,000	1,895,506	229,500
NET INCREASE IN CASH	(668,330)	(15,483)	653,403	15,982
CASH - BEGINNING OF YEAR	673,181	19,778	19,778	3,796
CASH - END OF YEAR	4,851	4,295	673,181	19,778
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS
CASH PAID FOR INCOME TAXES			0	0
CASH PAID FOR INTEREST			0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reduction of put premium liability related to conversion and payment of promissory notes	65,825		165,847	156,855
Reduction in fair value of conversion option liability for conversion of promissory note			0	30,795
Conversion of convertible secured promissory note	178,256		13,198	30,000
Conversion of convertible unsecured promissory notes	55,000		203,170	147,613
Conversion of accrued interest on convertible secured promissory notes	20,084			28,500
Conversion of accrued interest on convertible unsecured promissory notes	2,200		12,498	19,714
Discounts related to convertible promissory notes	102,000	$ 6,000	194,320	6,000
Reclass of note payable - related party to note payable				$ 2,300
Fair value of warrants issued with secured convertible promissory notes	274,962		$ 423,877
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrant at fair value	1,419,921
Common stock issuable from cashless exercise of warrants	$ 23,600